CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Net sales	$ 5,613	$ 4,778	$ 9,793	$ 8,472
Finance, interest and other income	469	396	934	798
Total Revenues	6,082	5,174	10,727	9,270
Costs and Expenses
Cost of goods sold	4,377	3,716	7,663	6,612
Selling, general and administrative expenses	424	355	802	674
Research and development expenses	212	164	396	296
Restructuring expenses	6	5	8	6
Interest expense	162	137	300	290
Other, net	148	156	331	298
Total Costs and Expenses	5,329	4,533	9,500	8,176
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	753	641	1,227	1,094
Income tax (expense) benefit	(228)	(152)	(387)	(268)
Equity in income of unconsolidated subsidiaries and affiliates	27	25	48	51
Net income (loss) from continuing operations	552	514	888	877
Net income (loss) from discontinued operations	0	185	0	247
Net income	552	699	888	1,124
Net income attributable to noncontrolling interests	4	9	7	26
Net income (loss) attributable to CNH Industrial N.V.	$ 548	$ 690	$ 881	$ 1,098
Basic earnings (loss) per share attributable to common shareholders
Continuing operations ( in usd per share)	$ 0.40	$ 0.38	$ 0.65	$ 0.64
Discontinued operations (in usd per share)	0	0.13	0	0.17
Basic (in usd per share)	0.40	0.51	0.65	0.81
Diluted earnings (loss) per share attributable to common shareholders
Continuing operations (in usd per share)	0.40	0.38	0.65	0.64
Discontinued operations (in usd per share)	0	0.13	0	0.17
Diluted (in usd per share)	$ 0.40	$ 0.51	$ 0.65	$ 0.81
Earnings Per Share [Abstract]
Weighted average common shares outstanding—basic (in shares)	1,355	1,354	1,355	1,354
Weighted average common shares outstanding—diluted (in shares)	1,360	1,361	1,360	1,360
Cash dividends declared per common share (in usd per share)	$ 0.302	$ 0.132	$ 0.302	$ 0.132